Goodwill	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Disclosure Of Goodwill Abstract
Goodwill

13. Goodwill

	2022	2021
	$	$
Balance, beginning of year	18,495,121	18,785,807
Disposal of Eden Games	(345,150)	-
Acquisition of SideQik	-	2,900,193
Impairment of goodwill associated with Sideqik	(2,900,193)	-
Impairment of goodwill associated with UMG	-	(3,209,045)
Effect of foreign exchange	(49,590)	18,166
Balance, end of year	15,200,188	18,495,121

a)	Frankly

The Company tested the Frankly CGU goodwill balance of $14,895,595 (2021 - $14,895,595) as of August 31, 2022, for impairment. When assessing whether or not there is an impairment, the recoverable amount of the CGU was determined based on a value in use calculation. The calculation used a five-year projected and terminal period debt-free cash flow model discounted to present value using a discount rate of 21.0% (pre-tax 28.3%), tax rate of 26% and a long-term growth rate of 3%. The recoverable value of $24,500,000 was concluded after making adjustments to the discounted cash flow model for cash or any other non-operating assets or liabilities as of the measurement date. The concluded recoverable value was then compared to carrying value of the CGU. The results of the assessment indicated that the fair value of the Frankly CGU exceeded its carrying value by 43.6% and no impairment charge was determined to be necessary.

b)	Sideqik

The Company tested the Sideqik CGU goodwill balance of $2,900,193 (2021 - $2,900,193) as of August 31, 2022, for impairment. When assessing whether there is an impairment, the recoverable amount of the CGU was determined based on a value in use calculation. The calculation used a five-year projected and terminal period debt-free cash flow model discounted to present value using a discount rate of 23.5% (pre-tax 31.5%), tax rate of 25.5% and a long-term growth rate of 3%. The recoverable value is concluded after making adjustments to the discounted cash flow model for cash or any other non-operating assets or liabilities as of the measurement date. The concluded recoverable value is then compared to carrying value of the CGU. Based on this impairment assessment, the Company determined that an impairment charge was necessary and recorded a full goodwill impairment charge of $2,900,193 to impairment expense on the Company’s consolidated statement of loss and comprehensive loss. Additionally, resulting from this impairment assessment the Company recorded $972,807 impairment charge to impairment expense in connection with the intangibles within the Sideqik CGU (Note 14). The results for Sideqik were reflected in the Company’s Media segment.

c)	Stream Hatchet

The Company tested the Stream Hatchett goodwill balance of $304,593 (2021 - $335,650) as of August 31, 2022. The recoverable amounts for the Stream Hatchet CGU below were based on fair value less costs of disposal, estimated using a guideline public company method which is a market-based approach. The fair value measurement was categorized as a Level 3 fair value based on inputs in the valuation technique used.

Revenue multiples from publicly traded companies operating within the same industry and location and having similar business activities to the Company were utilized, after adjusting for differences in size, margins and growth rates when compared to the Company and Stream Hatchet. These adjusted multiples of 2.5x for Stream Hatchet were applied to the financial metrics of the CGU to determine indicative enterprise values. Recoverable amounts were determined after an adjustment for costs of disposal, estimated at 5% of indicative enterprise values. No impairment charge was determined to be necessary for the Stream Hatchet CGU.

Engine Gaming and Media, Inc. (formerly, Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2022 and 2021 (Expressed in United States Dollars)

12. Goodwill

	Aug 31, 2021	Aug 31, 2020
	$	$

Balance, beginning of year	18,785,807	651,354
Acquisition of UMG	-	3,209,045
Acquisition of Frankly	-	14,895,595
Acquisition of SideQik	2,900,193	-
Impairment of goodwill associated with UMG	(3,209,045)	-
Effect of foreign exchange	18,166	29,813
Balance, end of year	18,495,121	18,785,807

a)	Frankly

The Company tested the Frankly CGU goodwill balance of $14,895,595 (2020 - $14,895,595) as of August 31, 2021, for impairment. When assessing whether or not there is an impairment, the recoverable amount of the CGU was determined based on a value in use calculation. The calculation used a ten-year projected and discounted cash flow model using a discount rate of 20.5% and a long-term growth rate of 3%. The recoverable value was concluded after making adjustments to the discounted cash flow model for cash or any other non-operating assets or liabilities as of the measurement date. The concluded recoverable value was then compared to carrying value of the CGU. No impairment charge was determined to be necessary.

The recoverable amounts for the Stream Hatchet, and Eden Games CGUs below were based on fair value less costs of disposal, estimated using a guideline public company method which is a market-based approach. The fair value measurement was categorized as a Level 3 fair value based on inputs in the valuation technique used.

Revenue multiples from publicly traded companies operating within the same industry and location and having similar business activities to the Company were utilized, after adjusting for differences in size, margins and growth rates when compared to the Company and its CGUs. These adjusted multiples of 3x for Stream Hatchet and 3.5x for Eden Games were applied to the financial metrics of the CGU to determine indicative enterprise values. Recoverable amounts were determined after an adjustment for costs of disposal, estimated at 5% of indicative enterprise values. No impairment charge was determined to be necessary for the Stream Hatchet and Eden Games CGUs.

b)	UMG

The Company tested the UMG CGU goodwill balance of $3,209,045 (2020 - $3,209,045) as of August 31, 2021, for impairment. When assessing whether there is an impairment, the recoverable amount of the CGU was determined based on a value in use calculation. The value in use calculation used a ten-year projected and terminal period debt-free cash flow model discounted to present value using a discount rate of 21.0% and a long-term growth rate of 3%. The recoverable value is concluded after making adjustments to the discounted cash flow model for cash or any other non-operating assets or liabilities as of the measurement date. The concluded recoverable value is then compared to carrying value of the CGU. Based on this impairment assessment, the Company determined that an impairment charge was necessary and recorded a full goodwill impairment charge of $3,209,045 to impairment expense on the Company’s consolidated statement of loss and comprehensive loss. Additionally, resulting from this impairment assessment the Company recorded $675,956 impairment charge to impairment expense in connection with the intangibles within the UMG CGU (Note 13). The results for UMG are reflected in the Company’s Gaming segment.

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)